Dividends - Dividend for hybrid bond (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dividend for hybrid bond [Abstract]
Amount of hybrid bond	₩ 4,764,550	₩ 4,614,550	₩ 4,014,550
Minimum Interest rate	2.88%	2.88%	2.88%
Maximum Interest rate	5.40%	5.40%	5.40%
Dividends	₩ 197,932	₩ 176,945	₩ 189,672